UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08795

40|86 Strategic Income Fund

(Exact name of registrant as specified in charter)
11825 N. Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

William P. Kovacs, Esq.
11825 N. Pennsylvania Street
Carmel, IN 46032
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-817-6422

Date of fiscal year end: June 30, 2004

Date of reporting period: June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report to Stockholders.

40|86 STRATEGIC INCOME FUND

June 30, 2004

Annual Report

40 | 86 Strategic Income Fund	Annual Report
Portfolio Managers’ Review	June 30, 2004

How did the Fund perform relative to its benchmark?

The 40|86 Strategic Income Fund returned 3.30% for the year ended June 30, 2004. This compares to 10.19% for the benchmark Merrill Lynch High Yield Master II Index.(1)

What caused the variance in performance between the Fund and its benchmark?

We outperformed the index during the year as a result of our detailed bottom up credit research completed by our internal staff of 13 research analysts.

Which portfolio holdings enhanced the Fund’s performance?

For the year ended June 30, 2004, Fund performance was driven by our holdings in the telecom and textile/apparel sectors. These sectors benefited from recovery of deeply discounted prices as a result of previous credit issues. Specifically, the Fund benefited from Airgate’s emergence from bankruptcy and Levi Straus’ announcement that they would sell their Dockers’ brand name and use proceeds to reduce debt.

Which holdings detracted from performance?

For the year ended June 30, 2004, Fund performance was negatively impacted by investments in wire line telecommunication companies including Cincinnati Bell and Qwest Communications.

What is your outlook for the next fiscal year?

We anticipate that interest rates will continue to rise during the second half of 2004, although the rate of increase will likely slow. As a result of this environment, we don't expect that we will see inflows into the fixed income products and, in fact, may continue to experience outflows. Clearly these continued outflows will pressure high yield returns.

Investors may wonder with all this mixed news what we are doing to limit the negative impact and actually achieve positive, top quartile investment returns. We have implemented several steps to address current and anticipated market conditions. We have moved from a barbell approach; meaning that we have a portion of higher quality, lower yield investments also known as "cross over" credits on one end; and higher risk, higher yield credits on the other. The barbell approach anticipates that the lower yielding credits will provide the base line returns and that the higher yielding credits will provide excess returns through price appreciation. The plan we implemented during the second quarter of 2004 was a general migration to the middle of the high yield market or high single B and low BB credits. We implemented this plan for several reasons. First, we believe higher interest rates will negatively impact cross over names as they are more likely to trade on spread and not dollar price. Secondly, we believe that lower quality names will be negatively impacted by the higher costs of capital, lowering earnings and, in turn, a decline in credit quality. Finally, we believe the middle market provides for a greater chance of improving credit statistics as the economy continues to strengthen, leading to improved credit ratings.

We have selected credits in the middle of the high yield market based on the recommendations of our credit research team. We focused on those credits that have stronger balance sheets, manageable maturity schedules, and positive business prospects. Specifically, these include: Nextel Communications, Southern Natural Gas, Georgia Pacific and Allied Waste. Our intensive credit process has served us well over the past few years as we enter a period of rising interest rates; credit selection based on bottom-up analysis will continue to guide our investment decisions. We believe this will continue to deliver competitive risk adjusted returns over time.

Gregory J. Hahn, CFA	Leo J. Dierckman
Chief Investment Officer	Second Vice President
40|86 Advisors, Inc.	40|86 Advisors, Inc.

___________________

(1)	Past performance does not guarantee future results. Your investment return and principal will fluctuate, and your shares may be worth more or less than their original cost. Total return is provided in accordance with SEC guidelines for comparative purposes. The Merrill Lynch High Yield Master II Index is an unmanaged, market capitalization weighted index of all domestic and yankee high yield bonds.

 Management of the Fund

Gregory J. Hahn, CFA and Leo J. Dierckman are the Fund’s portfolio managers. Mr. Hahn is chief investment officer for 40|86 Advisors, Inc. He is responsible for the portfolio management and oversight of the affiliated insurance company portfolios and the third-party institutional client accounts. In addition, he is responsible for registered products. He is chairman of 40|86 Advisors' portfolio management group, a member of the senior management team and a member of the firm's risk policy committee. Mr. Dierckman is a senior securities analyst and portfolio manager for 40|86 Advisors. He is responsible for the analysis of the healthcare and restaurant industries and all taxable municipal bonds. He is also the portfolio manager for the Managers Convertible Securities Fund and co-manager of the high yield portfolios.

40 | 86 Strategic Income Fund	Annual Report
Schedule of Investments	June 30, 2004

SHARES OR PRINCIPAL AMOUNT		VALUE
CORPORATE BONDS (124.7%)

Amusement and Recreation Services (7.0%)
$725,000	Boca Resorts, Inc., 9.875%, due 04/15/2009 (d)	$766,688
1,050,000	MGM Mirage, Inc., 9.750%, due 06/01/2007 (d)	1,152,375
830,000	Pinnacle Entertainment, 8.250%, due 03/15/2012, (a) Cost—$824,198; Acquired—02/27/2004	798,875
875,000	Six Flags, Inc., 8.875%, due 02/01/2010 (d)	870,625
1,075,000	Vail Resorts, Inc., 6.750%, due 02/15/2014	1,023,937
480,000	Venetian Casino, 11.000%, due 06/15/2010 (d)	556,800
		5,169,300

Apparel and Other Finished Products (4.5%)
620,000	Levi Strauss & Co., 12.250%, due 12/15/2012	613,800
945,000	Phillips Van-Heusen Corp., 7.250%, due 02/15/2011, (a) Cost—$951,150;
	Acquired—02/12/2004, 02/13/2004 and 06/09/2004	954,450
955,000	Playtex Products, Inc., 9.375%, due 06/01/2011	933,512
780,000	Russell Corp., 9.250%, due 05/01/2010 (d)	832,650
		3,334,412

Building Construction, General Contractors and Operative Builders (1.3%)
880,000	D. R. Horton, Inc., 8.500%, due 04/15/2012 (d)	976,800

Building Services (1.1%)
780,000	Universal Hospital Services, Inc., 10.125%, due 11/01/2011	795,600

Cable and Other Pay Television Services (10.1%)
890,000	Cablevision Systems Corp., 8.000%, due 04/15/2012, (a) Cost—$890,000; Acquired—03/30/2004 (d)	881,100
555,000	Charter Communications Holdings LLC, 11.125%, due 01/15/2011	468,975
565,000	Charter Communications Holdings LLC, STEP (b) 0.000%/13.500%, due 01/15/2011 (d)	416,687
550,000	CSC Holdings, Inc., 10.500%, due 05/15/2016 (d)	620,125
915,000	DirectTV Holdings, 8.375%, due 03/15/2013 (d)	1,016,794
805,000	Innova S De R. L., 9.375%, due 09/19/2013	847,262
1,215,000	Insight Communications Co., Inc., STEP (b) 0.000%/12.250%, due 02/15/2011 (d)	1,099,575
415,000	Quebecor Media, Inc., 11.125%, due 07/15/2011 (d)	475,694
1,110,000	Qwest Communications, 7.250%, due 02/15/2011, (a) Cost—$1,102,833; Acquired—01/30/2004 (d)	1,040,625
580,000	Superior Essex Communications & Essex Group., Inc., 9.000%, due 04/15/2012, (a) Cost—$563,932;
	Acquired—04/27/2004 and 05/05/2004 (d)	556,800
		7,423,637

Chemicals and Allied Products (6.9%)
990,000	Elizabeth Arden, Inc., 7.750%, due 01/15/2014, (a) Cost—$1,000,500;
	Acquired—01/08/2004 and 06/09/2004	1,012,275
630,000	Hercules, Inc., 6.750%, due 10/15/2029, (a) Cost—$630,000; Acquired—03/25/2004	607,950
363,000	HMP Equity Holdings Corp., 0.000% (e), due 05/15/2008, (a) Cost—$204,232; Acquired—04/30/2004	281,325
385,000	Huntsman ICI Chemicals, 10.125%, due 07/01/2009 (d)	394,625
825,000	Lyondell Chemical Co., 11.125%, due 07/15/2012 (d)	917,812
690,000	Nalco Co., 8.875%, due 11/15/2013, (a) Cost—$704,243; Acquired—10/29/2003 and 06/08/2004	726,225
635,000	Rockwood Specialties Group, 10.625%, due 05/15/2011 (d)	679,450
405,000	Terra Capital, Inc., 12.875%, due 10/15/2008 (d)	483,975
		5,103,637

The accompanying notes are an integral part of these financial statements.

1

40 | 86 Strategic Income Fund	Annual Report
Schedule of Investments (continued)	June 30, 2004

SHARES OR PRINCIPAL AMOUNT		VALUE
Communication Services (5.9%)
$ 1,400,000	American Tower Corp., 0.000% (e), due 08/01/2008	$1,029,000
795,000	Crown Castle International Corp., 7.500% due 12/01/2013	795,000
630,000	Echostar DBS Corp., 5.750%, due 10/01/2008	624,488
440,000	Rogers Wireless, Inc., 9.625%, due 05/01/2011 (d)	496,100
620,000	Rural Cellar Corp., 8.250%, due 03/15/2012, (a) Cost—$620,000; Acquired — 03/15/2004	637,050
780,000	Spectrasite, Inc., 8.250%, due 05/15/2010	807,300
		4,388,938

Electric, Gas, and Sanitary Services (5.1%)
1,150,000	Allied Waste North America, 6.125%, due 02/15/2014, (a) Cost—$1,104,094;
	Acquired—01/21/2004 and 06/29/2004 (d)	1,058,000
690,000	Dynegy Holdings, Inc., 10.125%, due 07/15/2013, (a) Cost—$722,025; Acquired—03/11/2004	750,375
790,000	El Paso Production Holdings, 7.750%, due 06/01/2013	728,775
910,000	Southern Natural Gas, 8.875%, due 03/15/2010 (d)	998,725
250,000	Transcontinental Gas Pipe Corp., Series B, 7.000%, due 08/15/2011	257,500
		3,793,375

Electronic, Other Electrical Equipment, except Computers (7.9%)
357,000	Alamosa Delaware, Inc., 11.000%, due 07/31/2010 (d)	390,915
865,000	Celestica, Inc., 7.875%, due 07/01/2011	886,625
980,000	Flextronics International Ltd., 6.500%, due 05/15/2013	960,400
850,000	IPC Acquisition Corp., 11.500%, due 12/15/2009 (d)	922,250
595,000	Nortel Networks Ltd., 6.125%, due 02/15/2006	600,950
900,000	Rayovac Corp, 8.500%, due 10/01/2013	949,500
488,000	Telecorp PCS, Inc., 10.625%, due 07/15/2010 (d)	551,049
585,000	Tyco International Group, 6.000%, due 11/15/2013 (d)	602,460
		5,864,149

Fabricated Metal Products, except Machinery and Transportation Equipment (0.9%)
640,000	Jacuzzi Brands, Inc., 9.625%, due 07/01/2010 (d)	688,000

Food and Kindred Products (0.7%)
480,000	Reddy Ice Group, Inc., 8.875%, due 08/01/2011 (d)	508,800

Food Stores (1.3%)
965,000	Marsh Supermarket, Inc., Series B, 8.875%, due 08/01/2007	969,825

Foreign Goverments (2.4%)
390,000	Federative Republic of Brazil, 9.250%, due 10/22/2010	371,475
575,000	Republic of Turkey, 9.000%, due 06/30/2011	580,031
870,000	Russian Federation, STEP (b) 5.000%/7.500%, due 03/31/2030, (a) Cost—$798,263; Acquired—06/17/2004	798,769
		1,750,275

Health Services (6.3%)
585,000	Hanger Orthopedic Group, 10.375%, due 02/15/2009	601,088
650,000	HCA, Inc., 6.750%, due 07/15/2013 (d)	666,965
1,305,000	HealthSouth Corp., 10.750%, due 10/01/2008 (d)	1,350,675

The accompanying notes are an integral part of these financial statements.

2

40 | 86 Strategic Income Fund	Annual Report
Schedule of Investments (continued)	June 30, 2004

SHARES OR PRINCIPAL AMOUNT		VALUE
Health Services (Continued)
$950,000	Res-Care, Inc., 10.625%, due 11/15/2008 (d)	$1,007,000
405,000	Tenet HealthCare Corp., 6.500%, due 06/01/2012 (d)	354,375
745,000	Tenet HealthCare Corp., 7.375%, due 02/01/2013 (d)	677,950
		4,658,053

Hotels, Other Lodging Places (3.9%)
865,000	Hilton Hotels Corp., 7.500%, due 12/15/2017	897,437
975,000	Park Place Entertainment Corp., 8.125%, due 05/15/2011 (d)	1,039,594
910,000	Starwood Hotels & Resorts, 7.375%, due 11/15/2015	914,550
		2,851,581

Industrial and Commercial Machinery and Computer Equipment (2.5%)
935,000	Cummins Engine, Inc., 5.650%, due 03/01/2049 (d)	617,100
505,000	Terex Corp., Series B, 10.375%, due 04/01/2011	565,600
660,000	Unova, Inc., 7.000%, due 03/15/2008	663,300
		1,846,000

Lumber and Wood Products, except Furniture (3.7%)
890,000	Ainsworth Lumber Corp., 6.750%, due 03/15/2014, (a) Cost—$859,603;
	Acquired—02/27/2004 and 06/07/2004	838,825
1,400,000	Georgia-Pacific Corp., 7.700%, due 06/15/2015 (d)	1,487,500
415,000	Riverside Forest Products, 7.875%, due 03/01/2014, (a) Cost—$415,000; Acquired—02/17/2004	425,375
		2,751,700

Measuring Instruments, Photo Goods, Watches (1.7%)
775,000	DRS Technologies, Inc., 6.875%, due 11/01/2013 (d)	759,500
490,000	Hudson Respiratory Care, Inc., 9.125%, due 04/15/2008	502,250
		1,261,750

Miscellaneous Manufacturing Industries (0.6%)
440,000	Polypore, Inc., 8.750%, due 05/15/2012, (a) Cost—$440,000; Acquired—05/06/2004	460,900

Motion Pictures (1.1%)
720,000	Alliance Atlantis Communications, Inc., 13.000%, due 12/15/2009 (d)	795,600

Municipal Bonds (1.6%)
1,025,131	Tobacco Settlement Finance Corp., 6.360%, due 05/15/2025	1,176,894

Oil and Gas Drilling (0.8%)
580,000	Pride International, Inc., 7.375%, due 07/15/2014, (a) Cost—$576,949; Acquired—06/22/2004	588,700

Oil and Gas Extraction (4.1%)
580,000	Chesapeake Energy Corp., 7.500%, due 06/15/2014, (a) Cost—$570,060; Acquired—05/20/2004	600,300
1,150,000	Paramount Resources, Ltd., 8.875%, due 07/15/2014	1,152,875
580,000	Plains E&P Co., 7.125%, due 06/15/2014, (a) Cost—$581,024; Acquired—06/18/2004	593,050
650,000	Houston Exploration Co., 7.000%, due 06/15/2013	656,500
		3,002,725

The accompanying notes are an integral part of these financial statements.

3

40 | 86 Strategic Income Fund	Annual Report
Schedule of Investments (continued)	June 30, 2004

SHARES OR PRINCIPAL AMOUNT		VALUE

Paper and Allied Products (3.8%)
$865,000	Abitibi-Consolidated, Inc., 7.750%, due 06/15/2011, (a) Cost—$866,078; Acquired—06/15/2004	$868,025
325,000	Graphic Packaging International., 9.500%, due 08/15/2013	354,250
835,000	Mail-Well, Inc., 9.625%, due 03/15/2012 (d)	901,800
800,000	Pliant Corp., STEP (b) 0.000%/11.125%, due 06/15/2009	678,000
		2,802,075

Personal Services (2.6%)
865,000	Adesa, Inc., 7.625%, due 06/15/2012	876,894
1,025,000	Service Corp. International, 7.700%, due 04/15/2009	1,055,750
		1,932,644

Pipelines (1.2%)
870,000	Pacific Energy Partners, 7.125%, due 06/15/2014, (a) Cost—$863,115;
	Acquired—06/10/2004 and 06/14/2004	887,400

Primary Metals Industries (0.6%)
415,000	Mueller Group, Inc., 10.000%, due 05/01/2012, (a) Cost—$415,000; Acquired—04/08/2004	433,675

Printing, Publishing and Allied Industries (4.4%)
210,000	Dex Media East LLC, 9.875%, due 11/15/2009 (d)	236,775
735,000	Dex Media East LLC, 12.125%, due 11/15/2012 (d)	861,788
960,000	Dex Media West LLC, Series B, 9.875%, due 08/15/2013 (d)	1,058,400
655,000	Sun Media Corp., 7.625%, due 02/15/2013	671,375
415,000	Warner Music Group., 7.375%, due 04/15/2014, (a) Cost—$415,000; Acquired—04/01/2004	402,550
		3,230,888

Real Estate Investment Trusts (REITS) (1.8%)
600,000	iStar Financial, Inc., 7.000%, due 03/15/2008 (d)	639,680
4,000	iStar Financial, Inc., 8.750%, due 08/15/2008	4,444
390,000	Senior Housing Properties Trust, 8.625%, due 01/15/2012 (d)	426,018
245,000	Senior Housing Properties Trust, 7.875%, due 04/15/2015	251,730
		1,321,872

Rubber and Miscellaneous Plastic Products (0.8%)
620,000	Tekni-Plex, Inc., 8.750%, due 11/15/2013, (a) Cost—$620,000; Acquired—11/12/2003 and 06/10/2004	595,200

Stone, Clay, Glass and Concrete Products (2.9%)
1,100,000	Owens-Brockway Glass, 8.250%, due 05/15/2013	1,141,250
1,005,000	U.S. Concrete, Inc., 8.375%, due 04/01/2014, (a) Cost—$1,007,050;
	Acquired—03/26/2004 and 06/10/2004 (d)	1,007,513
		2,148,763

Special Purpose Entity (7.4%)
5,560,000	DJ Trac-X NA Hybrid, 7.375%, due 03/25/2009, (a) Cost—$5,353,907;
	Acquired—06/09/2004, 06/15/2004, 06/16/2004, 06/17/2004 and 06/23/2004	5,441,850

The accompanying notes are an integral part of these financial statements.

4

40 | 86 Strategic Income Fund	Annual Report
Schedule of Investments (continued)	June 30, 2004

SHARES OR PRINCIPAL AMOUNT		VALUE
Telephone Communications (7.1%)
$741,200	AirGate PCS, Inc., 9.375% due 09/01/2009, (a) Cost—$556,333; Acquired—02/26/2004 (d)	$731,935
445,000	Cincinnati Bell, Inc., 7.250%, due 07/15/2013 (d)	418,300
390,000	Cincinnati Bell, Inc., 8.375%, due 01/15/2014	349,050
875,000	Fairpoint Communications, 12.500%, due 05/01/2010 (d)	936,250
615,000	Madison River Capital LLC, 13.250%, due 03/01/2010 (d)	650,363
1,440,000	Nextel Communications, Inc., 7.375%, due 08/01/2015 (d)	1,461,600
245,000	Triton PCS, Inc., 8.750%, due 11/15/2011 (d)	203,350
485,000	Triton PCS, Inc., 8.500%, due 06/01/2013 (d)	460,750
		5,211,598

Television Broadcasting Stations (1.4%)
985,000	Sinclair Broadcasting Group, 8.000%, due 03/15/2012	1,012,088

Transportation by Air (0.0%)
1,030,000	US Airways, Inc., 0.000%, due 01/01/2013 (c)(d)(f)	0

Transportation Equipment (3.0%)
630,000	Dana Corp., 9.000%, due 08/15/2011 (d)	740,250
645,000	United Components, Inc., 9.375%, due 06/15/2013	661,125
870,000	United Rentals North America, 6.500%, due 02/15/2012	826,500
		2,227,875

Water Transportation (1.2%)
850,000	Royal Carribean Cruises, 8.000%, due 05/15/2010 (d)	920,125

Wholesale Trade - Durable Goods (1.7%)
727,000	TRW Automotive, Inc., 9.375%, due 02/15/2013 (d)	823,328
415,000	VWR International, Inc., 6.875%, due 04/15/2012, (a) Cost—$415,000; Acquired—04/07/2004	418,631
		1,241,959

Wholesale Trade - Non-Durable Goods (3.4%)
775,000	AmeriSourceBergen Corp., 7.250%, due 11/15/2012 (d)	798,250
1,165,000	DIMON, Inc., 7.750%, due 06/01/2013 (d)	1,089,275
575,000	FastenTech, Inc., 11.500%, due 05/01/2011, (a) Cost—$637,168; Acquired—06/03/2004 and 06/21/2004	639,687
		2,527,212
	Total corporate bonds (cost $88,519,069) .	$92,095,875

COMMON STOCK (0.1%)
Telephone Communications (0.1%)
4,260	AirGate PCS, Inc. (c)	77,958
	Total common stock (cost $64,983)	77,958

The accompanying notes are an integral part of these financial statements.

5

40 | 86 Strategic Income Fund	Annual Report
Schedule of Investments (continued)	June 30, 2004

SHARES OR PRINCIPAL AMOUNT	VALUE
PREFERRED STOCK (1.1%)
Apparel and Other Finished Products (1.1%)
$29,717	Tommy Hilfiger USA, Inc., 9.000%	$767,293

Transportation by Air (0.0%)
361	US Airways, Inc.(c)(f)	0
Total preferred stock (cost $741,147)	767,293

BENEFICIAL CERTIFICATES (0.4%)

Transportation by Air (0.4%)
10,723,505	US Airways, Inc. Beneficial Certificates (c)(d)(f)	321,705
Total beneficial certificates (cost $0)	321,705

WARRANTS (0.0%)

Industrial and Commercial Machinery and Computer Equipment (0.0%)
21,541	Dictaphone Corp., expire 03/28/2006 (c)	16,156
Total warrants (cost $0)	16,156
Total investments (126.3%) (cost $89,325,199) (g)	$93,278,987
Liabilities, less other assets (-26.3%)	(19,402,970)
Total net assets (100.0%)	$73,876,017

___________________

(a)	Restricted under Rule 144A of the Securities Act of 1933.
(b)	STEP — Bonds where the coupon increases or steps up at a predetermined rate.
(c)	Non-income producing security.
(d)	All or a portion of these securities were included in a pledge account (see footnote 6).
(e)	Zero Coupon — Bonds that make no interest payments.
(f)	Securities valued at fair value as determined under supervision of the Board of Trustees.
(g)	Aggregate cost for Federal income tax purposes is $89,453,051.
The aggregate gross unrealized appreciation (depreciation) for Federal income tax purposes is as follows:

Excess of market value over tax cost	$4,571,699
Excess of tax cost over market value	(745,763)
$3,825,936

The accompanying notes are an integral part of these financial statements.

6

40 | 86 Strategic Income Fund	Annual Report
Statement of Assets and Liabilities
June 30, 2004

Assets:
Investments at cost	$89,325,199
Investments at value	$93,278,987
Receivable for securities sold	2,372,602
Interest receivable	1,682,383
Other assets	14,009
Total assets	97,347,981

Liabilities and net assets:
Payable to Conseco, Inc. subsidiaries	75,015
Payable to Custodian	100,794
Accrued expenses	61,761
Distribution payable	487,668
Interest payable	26,729
Payables for securities purchased	4,670,803
Line of credit payable	18,049,194
Total liabilities	23,471,964
Net assets	$73,876,017

Net assets consist of:
Capital stock, $0.001 par value (unlimited shares of beneficial interest authorized)	$6,840
Paid-in capital	101,202,966
Undistributed net investment income	115,410
Accumulated net realized loss on investments	(31,402,986)
Net unrealized appreciation on investments	3,953,787
Net assets	$73,876,017
Shares outstanding	6,839,661
Net asset value per share	$10.80

The accompanying notes are an integral part of these financial statements.

7

40 | 86 Strategic Income Fund	Annual Report
Statement of Operations
For the Year Ended June 30, 2004

Investment Income:
Interest	$8,000,343
Dividends	196,611
Total investment income	8,196,954

Expenses:
Investment advisory fees	880,762
Shareholders service fees	97,862
Administration fees	89,999
Trustees’ fees	70,668
Transfer agent fees	65,630
Registration and filing fees	26,401
Reports - printing	21,799
Legal fees	20,452
Custodian fees	17,400
Audit fees	6,298
Other.	15,539
Total expenses before interest expense	1,312,810
Interest expense	436,900
Total expenses	1,749,710
Net investment income	6,447,244

Net realized and unrealized gains (losses) on investments:
Net realized gains on sales of investments	6,387,784
Net change in unrealized depreciation of investments	(2,308,821)
Net realized and unrealized gain on investments	4,078,963
Net increase in net assets from operations	$10,526,207

The accompanying notes are an integral part of these financial statements.

8

40 | 86 Strategic Income Fund	Annual Report
Statement of Changes in Net Assets
For the Year Ended June 30, 2004

	2004	2003
Operations:
Net investment income	$6,447,244	$6,577,338
Net realized gain (loss) on sales of investments	6,387,784	(3,080,322)
Net change in unrealized appreciation (depreciation) of investments	(2,308,821)	19,318,780
Net increase from operations	10,526,207	22,815,796

Distributions to shareholders:
Net investment income	(6,438,483)	(6,457,299)
Net decrease from distributions	(6,438,483)	(6,457,299)

Capital Share Transactions:
Reinvestment of distributions
(including $11,349 and $10,392 paid to Conseco, Inc., respectively)	33,444	226,364
Net increase from capital share transactions	33,444	226,364
Total increase in net assets	4,121,168	16,584,861

Net assets:
Beginning of year	69,754,849	53,169,988
End of year	$73,876,017	$69,754,849
Share data:
Reinvestment of distributions	3,129	26,371
Net increase	3,129	26,371
Shares outstanding:
Beginning of year	6,836,532	6,810,161
End of year	6,839,661	6,836,532

The accompanying notes are an integral part of these financial statements.

9

40 | 86 Strategic Income Fund	Annual Report
Financial Highlights
For a share outstanding during the Year Ended June 30,

	2004	2003	2002	2001	2000
Net asset value per share,
beginning of year	$10.20	$7.81	$9.28	$11.15	$13.04
Income from investment operations (a):
Net investment income	0.94	0.96	1.01	1.11	1.40
Net realized gains (losses) and change in
unrealized appreciation or
depreciation on investments	0.60	2.38	(1.47)	(1.89)	(1.87)
Net increase (decrease) from
investment operations	1.54	3.34	(0.46)	(0.78)	(0.47)
Distributions:
Net investment income. .	(0.94)	(0.95)	(1.01)	(1.09)	(1.42)
Net decrease from distributions	(0.94)	(0.95)	(1.01)	(1.09)	(1.42)
Net asset value per share, end of year	$10.80	$10.20	$7.81	$9.28	$11.15
Per share market value, end of year	$9.6000	$10.1700	$7.8200	$9.5100	$10.3125
Total return (b)	3.30%	45.80%	(7.60%)	3.39%	(9.44%)
Ratios/supplemental data:
Net assets (dollars in thousands),
end of year .	$73,876	$69,755	$53,170	$62,753	$75,255
Ratios of expenses to average
net assets	2.38%	2.84%	3.13%	4.04%	3.80%
Ratios of operating expenses to average
net assets (c)	1.79%	1.98%	1.93%	1.80%	1.64%
Ratios of net investment income to
average net assets	8.77%	11.43%	11.47%	10.95%	11.48%
Portfolio turnover	112.72%	111.69%	247.73%	213.80%	118.92%

___________________

(a)	Per share amounts presented are based on an average of monthly shares outstanding throughout the period indicated.

(b)	Total return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges.

(c)	Excluding interest expense.
The accompanying notes are an integral part of these financial statements.

10

40 | 86 Strategic Income Fund	Annual Report
Financial Highlights
For a share outstanding during the Year Ended June 30,

	2004	2003
CASH FLOWS FROM OPERATING ACTIVITIES:
Investment income	$7,339,266	$6,776,691
Interest expense paid	(453,225)	(498,308)
Operating expenses paid	(1,332,319)	(1,078,182)
Net cash provided by operating activities	5,553,722	5,200,201

CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investments	106,581,184	88,527,651
Purchases of investments	(104,111,805)	(86,349,908)
Net (increase) decrease in short-term investments	6,213,920	(4,177,915)
Net cash provided by (used for) investing activities	8,683,299	(2,000,172)

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid (net of reinvestment of $33,444
and $226,364 respectively)	(6,337,818)	(6,200,029)
Net increase (decrease) in loans outstanding	(8,000,000)	3,000,000
Net cash used for financing activities	(14,337,818)	(3,200,029)
Net decrease in cash	(100,797)	—
Cash at beginning of year	—	—
Cash at end of year	$(100,797)	$—

Reconciliation of Net Investment Income to Net Cash Provided
By Operating Activities:
Net investment income	$6,447,244	$6,577,338
Net decrease (increase) in interest and dividends receivable	(95,743)	105,688
Net (increase) in other assets	(939)	(29)
Net increase (decrease) in payable to Conseco, Inc. subsidiaries	(3,554)	12,108
Net increase (decrease) in accrued expenses	(15,016)	50,186
Net (decrease) in interest payable	(16,325)	(5,246)
Payment in kind bonds	(88)	(197,199)
Accretion and amortization of discounts and premium	(761,857)	(1,342,645)
Net cash provided by operating activities	$5,553,722	$5,200,201

The accompanying notes are an integral part of these financial statements.

11

40 | 86 Strategic Income Fund	Annual Report
Notes to Financial Statements	June 30, 2004

1. ORGANIZATION

The 40|86 Strategic Income Fund (formerly, the Conseco Strategic Income Fund) (the "Fund") was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 2, 1998, and commenced operations on July 31, 1998. The Fund is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a closed-end, non-diversified management investment company. At June 30, 2004, Conseco, Inc. ("Conseco") owned 12,787 shares of the Fund’s common stock.

2. SIGNIFICANT ACCOUNTING POLICIES

Security Valuation, Transactions, and Related Investment Income

Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax reporting purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date. The Fund did not hold any investments which are restricted as to resale, except bonds with a cost of $24,706,758 and a market value of $25,037,434, all of which are eligible for resale under Rule 144A of the Securities Act of 1933. These securities represent 33.89% of the net assets of the Fund. These securities may be resold to qualified institutional buyers in transactions exempt from registration.

Investments are stated at market value in the accompanying financial statements. Values for fixed income and other securities traded in the over-the-counter market are provided by third-party pricing services. Securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the mean between the closing bid and asked prices. Fund securities, which are traded both in the over-the-counter market and on an exchange, are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Board of Trustees. Debt securities purchased with maturities of sixty days or less are valued at amortized cost.

Investments held by the Fund may be purchased with accrued interest, and the investments owned by the Fund may accrue interest during the period the investment is owned by the Fund. If an investment owned by the Fund experiences a default and has accrued interest from purchase or has recorded accrued interest during the period it is owned, the Fund’s policy is to cease interest accruals from the time the investments are traded as "flat" in the market. The Fund evaluates the collectibility of purchased accrued interest and previously recorded interest on an investment-by-investment basis.

Distribution of Income and Gains

The Fund intends to distribute monthly to shareholders substantially all of its net investment income and to distribute, at least annually, any net realized capital gains in excess of net realized capital losses (including any capital loss carryovers). However, the Board of Trustees may decide to declare dividends at other intervals.

Federal Income Taxes

For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.

Income and Capital Gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP. The tax character of distributions paid during the years ended June 30, 2004 and June 30, 2003, were as follows:

Ordinary income (2004)	$6,371,292
Ordinary income (2003)	6,426,396

At June 30, 2004, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Undistributed Ordinary Income	$ 603,078
Capital Loss and other loss carryovers	(31,275,135)
Accumulated Earnings	(30,672,057)
Less: Dividend Payable	(487,668)
Unrealized Appreciation—Tax	3,825,936
Total Accumulated Earnings (Deficit)	$ (27,333,789)

The differences between book and tax basis net unrealized appreciation are primarily attributable to wash sales. The cumulative timing difference for ordinary income is due to the timing of distributions. The cumulative timing difference for the capital loss carryover is due to Wash Sales.

Net Asset Value	$ 73,876,017
Paid in Capital	(101,209,806)
Net assets (excluding paid in capital)	$ (27,333,789)

As of June 30, 2004, the Fund had a total capital loss carryover of $31,275,135 which is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. The capital loss of $4,124,661 will expire in 2008, $17,308,696 in 2009, $5,367,863 in 2010 and $4,473,915 in 2011.

12

40 | 86 Strategic Income Fund	Annual Report
Notes to Financial Statements (continued)	June 30, 2004

Expenses

The Fund pays expenses of Trustees who are not affiliated persons of the Fund or 40|86 Advisors, Inc., formerly Conseco Capital Management, Inc., (the "Adviser" and "Administrator"), a wholly-owned subsidiary of Conseco. The Fund pays each of its Trustees who is not a Trustee, officer or employee of the Adviser, the Administrator or any affiliate thereof an annual fee of $7,500 plus $1,500 for each Board of Trustees meeting attended. Additionally, each Trustee receives a fee of $500 for Board meetings and separate committee meetings attended that are conducted by telephone. The Board Chairman receives an additional $375 for each meeting attended. The Fund reimburses all Trustees for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, as of the date of the financial statements, and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

The Adviser serves as the Investment Manager and Administrator to the Fund under the terms of the Investment Management Agreement. The Adviser supervises the Fund’s management and investment program, performs a variety of services in connection with management and operation of the Fund and pays all compensation of officers and Trustees of the Fund who are affiliated persons of the Adviser or the Fund. As compensation for its services to the Fund, the Fund has agreed to pay the Adviser a monthly advisory fee equal to an annual rate of 0.90 percent of the value of the average weekly value of the total assets of the Fund less the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the "Managed Assets"). The total fees incurred for such services for the year ended June 30, 2004 were $880,762.

Shareholder Servicing Agreement

Conseco Services, LLC, a wholly-owned subsidiary of Conseco, acts as the Shareholder Servicing Agent to the Fund under the Shareholder Service Agreement. As compensation for its services, the Fund has agreed to pay Conseco Services, LLC a monthly shareholder servicing fee equal to an annual rate of 0.10 percent of the Managed Assets. The total fees incurred for such services for the year ended June 30, 2004 were $97,862.

4. ADMINISTRATION AGREEMENT

The Fund contracted for certain administration services with PFPC, Inc. ("PFPC"). For its services, PFPC receives a monthly fee equal to an annual rate of 0.105 percent of the first $250 million of average weekly net assets; 0.080 percent of the next $250 million of average weekly net assets; 0.055 percent of the next $250 million of average weekly net assets; and 0.035 percent of average weekly net assets in excess of $750 million, subject to a minimum monthly charge of $7,500. The total fees incurred for such services for the year ended June 30, 2004 were $89,999.

5. PORTFOLIO ACTIVITY

Purchases and sales of securities other than short-term obligations aggregated $104,275,816 and $107,980,636, respectively, for the year ended June 30, 2004.

6. INDEBTEDNESS

The Fund expects to utilize financial leverage through borrowings, including the issuance of debt securities, preferred shares or through other transactions, such as reverse repurchase agreements, which have the effect of financial leverage. There can be no assurance that a leveraging strategy will be successful during any period in which it is used. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for the shareholders, including the likelihood of greater volatility of net asset value and market price of the shares, and the risk of fluctuations in interest rates on borrowings.

Loan Agreement

The Fund entered into a secured Loan and Pledge Agreement with Custodial Trust Company (the "Agreement") on October 4, 2000. The Agreement is callable on demand. Under the Agreement, the aggregate amount of the loans outstanding may not exceed 33 1/3 percent of total assets (including the amount obtained through leverage). Borrowings bear interest at the Federal Funds Rate plus a margin of 0.75 percent. Interest payments are made monthly. Advances made under the Agreement are due and payable on demand. The Fund shall maintain a pledge account which gives the Custodial Trust Company as pledgee effective control over the Fund assets with a collateral value greater than the sum of the outstanding aggregate principal amount of the loans and the interest accrued thereon. The Fund is required to maintain asset coverage, as defined in the Agreement, of at least 3:1. Portfolio securities with an aggregate value of $39,895,886 were included in the pledge account at June 30, 2004.

13

40 | 86 Strategic Income Fund	Annual Report
Notes to Financial Statements (continued)	June 30, 2004

Borrowings at June 30, 2004 totaled $18 million and the interest rate on such borrowings was 2.25 percent.

Average daily balance of loans outstanding during the year ended June 30, 2004	$ 24,355,205
Weighted average interest rate for the period	1.79%
Maximum amount of loans outstanding at any month-end during the year ended June 30, 2004	$ 26,049,194
Percentage of total assets at June 30, 2004	26.76%
Amount of loans outstanding at June 30, 2004	$ 18,049,194
Percentage of total assets at June 30, 2004	18.54%

7. INDEMNIFICATIONS
Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the 40 | 86 Strategic Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets, and of cash flows, and the financial highlights present fairly, in all material respects, the financial position of the 40|86 Strategic Income Fund (the "Fund") at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets and the results of its cash flows for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

Indianapolis, Indiana
August 24, 2004

14

40 | 86 Strategic Income Fund	Annual Report
Automatic Dividend Reinvestment Plan (unaudited)

Pursuant to the Fund’s Automatic Dividend Reinvestment Plan (the "DRIP"), unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested in additional shares by PFPC, Inc. ("PFPC"), as agent for shareholders in administering the DRIP (the "DRIP Agent"). Shareholders who elect not to participate in the DRIP will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by PFPC as dividend disbursing agent. DRIP participants may elect not to participate in the DRIP and to receive all dividends and capital gain distributions in cash by sending written instructions to PFPC, as dividend disbursing agent, at the address set forth below. Participation in the DRIP is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the DRIP Agent not less than ten days prior to any distribution record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.

Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to in this section as "dividends") payable either in shares or in cash, non-participants in the DRIP will receive cash and participants in the DRIP will receive the equivalent in shares. The shares will be acquired by the DRIP Agent or an independent broker-dealer for the participants’ accounts, depending upon the circumstances described below, either: (i) through receipt of additional unissued but authorized shares from the Fund ("newly issued shares"); or (ii) by purchase of outstanding shares on the open market ("open market purchases") on the NYSE or elsewhere. If on the payment date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the DRIP Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date, the net asset value per share is greater than the market value thereof (such condition being referred to herein as "market discount"), the DRIP Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the dividend payment date, the DRIP Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis, but no more than 30 days after the dividend payment date, to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the DRIP Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the DRIP Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the DRIP provides that if the DRIP Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the DRIP Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the market discount shifts to a market premium.

The DRIP Agent maintains all shareholders’ accounts in the DRIP and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each DRIP participant will be held on his or her behalf by the DRIP Agent on behalf of the DRIP participant, and each shareholder proxy will include those shares purchased or received pursuant to the DRIP. The DRIP Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the DRIP in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the DRIP Agent will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the DRIP.

There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the DRIP Agents open-market purchases in connection with the reinvestment of dividends.

The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on the dividends Shareholders participating in the DRIP may receive benefits not available to shareholders not participating in the DRIP. If the market price (plus commissions) of the Fund’s shares is above their net asset value, participants of the DRIP will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price (plus commissions) is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, because the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.

15

40 | 86 Strategic Income Fund	Annual Report
Automatic Dividend Reinvestment Plan (unaudited) (continued)

Experience under the DRIP may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants in the DRIP; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

All correspondence concerning the DRIP should be directed to the DRIP Agent at PFPC, Inc., PO Box 43027, Providence, RI 02940-3027.

Submission Of Matter To A Vote Of Security Holders (unaudited)

An annual shareholders’ meeting was held on March 25, 2004, for 40|86 Strategic Income Fund. Shareholders were asked to vote on one issue: election of member to the Board of Trustees.

Proposal 1 - Election of Trustee

Nominee	For	Against	Non-Voting Shares	Total Voting Shares
Robert L. Cook	6,080,524	52,678	706,459	6,133,202

Jobs and Growth Tax Relief and Reconciliation Act of 2003 (unaudited)

For the year ended June 30, 2004, the Fund designates dividends of $196,611 paid by the Fund as qualifying dividends subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported, by management, on your 2004 Form 1099-DIV.

16

40 | 86 Strategic Income Fund	Annual Report
Board of Trustees (unaudited)
Name, Address	Position Held	Principal Occupation(s)
and Age	With Trust	During Past 5 Years
David N. Walthall (58)	Chairman of the Board	Principal, Walthall Asset Management. Former President, Chief
11825 N. Pennsylvania St.	Since March 2004	Executive Officer and Director of Lyrick Corporation. Formerly,
Carmel, IN 46032	and Trustee	President and CEO, Heritage Media Corporation. Formerly, Director,
	Since December 1998	Eagle National Bank. Chairman of the Board and Trustee of other mutual funds managed by the Adviser.

Gregory J. Hahn* (43)	President	Chartered Financial Analyst. Senior Vice President, Adviser. Portfolio
11825 N. Pennsylvania St.	Since September 2003	Manager of the fixed income portion of Balanced and Fixed Income
Carmel, IN 46032	and Trustee	Funds. President, Trustee and portfolio manager of other mutual funds
	Since July 1998	managed by the Adviser.

Harold W. Hartley (80)	Trustee	Chartered Financial Analyst. Director, Ennis Business Forms, Inc.
11825 N. Pennsylvania St.	Since July 1998	Retired, Executive Vice President, Tenneco Financial Services, Inc.
Carmel, IN 46032		Trustee of other mutual funds managed by the Adviser.

Dr. R. Jan LeCroy (72)	Trustee	Director, Southwest Securities Group, Inc. Retired, President, Dallas
11825 N. Pennsylvania St.	Since July 1998	Citizens Council. Trustee of other mutual funds managed by the
Carmel, IN 46032		Adviser.

Dr. Jess H. Parrish (76)	Trustee	Higher Education Consultant. Former President, Midland College.
11825 N. Pennsylvania St.	Since July 1998	Trustee of other mutual funds managed by the Adviser.
Carmel, IN 46032

___________________

*	The Trustee so indicated is an "interested person," as defined in the 1940 Act, of the Trust due to the positions indicated with the Adviser and its affiliates.
Each Trustee serves until the expiration of the term of his designated class and until his successor is elected and qualified, or until his death or resignation, or removal as provided in the Fund’s by-laws or charter or statute.
All Trustees oversee the 9 portfolios that make up the total fund complex including 40|86 Strategic Income Fund, 40|86 Series Trust and Conseco StockCar Stocks Mutual Fund, Inc.

17

INVESTMENT ADVISER	INDEPENDENT REGISTERED PUBLIC	LEGAL COUNSEL
40|86 Advisors, Inc.	ACCOUNTING FIRM	Kirkpatrick & Lockhart LLP
Carmel, IN	PricewaterhouseCoopers LLP	Washington
Indianapolis, IN

TRANSFER AGENT	CUSTODIAN
PFPC, Inc.	PFPC Trust Company
Providence, RI	Philadelphia, PA

How to obtain a copy of the Fund’s Proxy Voting Policies

A description of the Policies and Procedures that the Fund uses to determine how to vote proxies relating to the Fund securities is available without charge upon request by calling 800-852-4750.

40|86 STRATEGIC INCOME FUND
11825 N. Pennsylvania Street Carmel, IN 46032
800-852-4750

40|86 STRATEGIC INCOME FUND
535 N. College Drive
Carmel, IN 46032

Item 2. Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-800-852-4750.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Harold W. Hartley is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $45,000.00 for fiscal year ended 06/30/2003 and $23,400.00 for fiscal year ended 06/30/2004.

Audit-Related Fees

(b)	There were no fees billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,900.00 for fiscal year ended 06/30/2003 and $2,700.00 for fiscal year ended 06/30/2004.

All Other Fees

(d)	There were no fees billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)

Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. The Chairman of the audit committee is authorized to pre-approve engagement of the accountant to perform other non-audit services for the registrant and to report such pre-approvals to the audit committee at their next meeting.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $163,639.49 for fiscal year ended 06/30/2003 and $10,435.90 for fiscal year ended 06/30/2004.

(h)	The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed registrants.

The registrant has a separately designated audit committee consisting of all the independent directors of the registrant. The members of the audit committee are: Harold W. Hartley, Dr. R. Jan LeCroy, Dr. Jess H. Parish, and David N. Walthall.

Item 6. Schedule of Investments

Not applicable for periods ending before July 9, 2004.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

40|86 Strategic Income fund

PROXY VOTING POLICY
I. Statement of Policy

It shall be the policy of 40|86 Strategic Income Fund (the "Fund") to delegate the authority and responsibility to vote proxies related to portfolio securities to its investment adviser, 40|86 Advisors, Inc. (the "Adviser"). Accordingly, the Board of Trustees of the Fund has authorized the proxy voting policies and procedures of the Adviser ("Proxy Voting Procedures") as the proxy voting policies and procedures that will be used by or on behalf of the Fund when exercising voting authority on behalf of the Fund.

II. Standard

The Adviser shall vote proxies related to portfolio securities of the Fund in the best interests of the Fund and its shareholders.

III. Review of Proxy Voting Procedures

The Board of Trustees of the Fund shall periodically review the Proxy Voting Procedures presented by the Adviser to determine the following:

A.	The Proxy Voting Procedures promote the voting of proxies in a manner that is consistent with the standard set forth in Section II above.

B.	The Proxy Voting Procedures provide for the voting of proxies in a manner that is consistent with the standard set forth in Section II above in situations where a proxy vote presents a conflict between the interests of the shareholders of the Fund, on the one hand, and those of the Adviser or any affiliated person of the Adviser, on the other.

The Adviser shall provide a written report to the Fund’s Board of Trustees regarding any proxy voted where a conflict of interest (as set forth above) was identified, except in circumstances where:

(i)	the Adviser and/or the Fund engaged an independent third party to provide a recommendation on how to vote such proxy;

(ii)	the Adviser caused the proxy to be voted consistent with the recommendation of the independent third party; and

(iii)	the instructions to the independent third party with respect to the proxy voted were consistent with the standard set forth in Section II above.

The Adviser shall provide such report at the next regularly scheduled meeting of the Board.

The Adviser shall notify the Board promptly of any material change to its Proxy Voting Procedures.

IV. Disclosure

The following disclosure shall be provided:

A.	The Adviser shall make available its proxy voting records in respect of the Fund, for inclusion in the Fund’s Form N-PX.

B.	The Fund’s administrator, Conseco Services LLC (the "Administrator"), shall cause the Trust to include the proxy voting policies and procedures required in the Fund’s annual filing on Form N-CSR.

C.	The Administrator shall cause the Fund’s shareholder reports to include a statement that a copy of these policies and procedures is available upon request (i) by calling a toll-free number and (ii) on the SEC’s website.

D.	The Administrator shall cause the Fund’s annual and semi-annual reports to include a statement that information is available regarding how the Fund voted proxies during the most recent twelve-month period (i) without charge, upon request, by calling a toll-free number and (ii) on the SEC’s website.

Adopted effective as of July 1, 2003.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number Of Shares (or Units) Purchased	(b) Average Price Paid Per Share (or Unit)	(c) Total Number Of Shares (or Units) Purchased As Part Of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) That May Yet Be Purchased Under the Plans Or Programs
Month #1 1/1/04-1/31/04	NONE	NONE	NONE	NONE
Month #2 2/1/04-2/29/04	NONE	NONE	NONE	NONE
Month #3 3/1/04-3/31/04	NONE	NONE	NONE	NONE
Month #4 4/1/04-4/30/04	NONE	NONE	NONE	NONE
Month #5 5/1/04-5/31/04	NONE	NONE	NONE	NONE
Month #6 6/1/04-6/31/04	NONE	NONE	NONE	NONE
Total	NONE	NONE	NONE	NONE

Item 9. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 10. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	40|86 Strategic Income Fund

By (Signature and Title)	/s/ Gregory J. Hahn
Gregory J. Hahn, President
(principal executive officer)

Date	September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gregory J. Hahn
Gregory J. Hahn, President
(principal executive officer)

Date	September 7, 2004

By (Signature and Title)	/s/ Audrey L. Kurzawa
Audrey L. Kurzawa, Treasurer
(principal financial officer)

Date	September 7, 2004

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Gregory J. Hahn, certify that:

1.	I have reviewed this report on Form N-CSR of 40|86 Strategic Income Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	[Omitted]

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	September 7, 2004	/s/ Gregory J. Hahn
Gregory J. Hahn, President
(principal executive officer)

Certification Pursuant to Section 302 of the Sarbanes-Oxley Act

I, Audrey L. Kurzawa, certify that:

1.	I have reviewed this report on Form N-CSR of 40|86 Strategic Income Fund;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.	The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	[Omitted]

(c)	Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.	The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:	September 7, 2004	/s/ Audrey L. Kurzawa
Audrey L. Kurzawa, Treasurer
(principal financial officer)

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act

I, Gregory J. Hahn, President of 40|86 Strategic Income Fund (the "Registrant"), certify that:

1.	The Form N-CSR of the Registrant (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date:	September 7, 2004	/s/ Gregory J. Hahn
Gregory J. Hahn, President
(principal executive officer)

I, Audrey L. Kurzawa, Treasurer of 40|86 Strategic Income Fund (the "Registrant"), certify that:

1.	The Form N-CSR of the Registrant (the "Report") fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as amended; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

Date:	September 7, 2004	/s/ Audrey L. Kurzawa
Audrey L. Kurzawa, Treasurer
(principal financial officer)